Other Borrowed Funds	12 Months Ended
Dec. 31, 2022
Other Borrowed Funds [Abstract]
Other Borrowed Funds
Note I - Other Borrowed Funds
Other borrowed funds at December 31, 2022 and 2021 are comprised of advances from the FHLB of Cincinnati and promissory notes.

	FHLB Borrowings	Promissory Notes	Totals
2022	$15,569	$2,376	$17,945
2021	$17,476	$2,138	$19,614

Pursuant to collateral agreements with the FHLB, advances are secured by $290,943 in qualifying mortgage loans, $31,833 in commercial loans and $3,813 in FHLB stock at December 31, 2022. Fixed-rate FHLB advances of $15,569 mature through 2042 and have interest rates ranging from 1.53% to 2.97% and a year-to-date weighted average cost of 2.34% and 2.39% at December 31, 2022 and 2021, respectively. There were no variable-rate FHLB borrowings at December 31, 2022.
At December 31, 2022, the Company had a cash management line of credit enabling it to borrow up to $100,000 from the FHLB, subject to the stock ownership and collateral limitations described below. All cash management advances have an original maturity of 90 days. The line of credit must be renewed on an annual basis. There was $100,000 available on this line of credit at December 31, 2022.
Based on the Company’s current FHLB stock ownership, total assets and pledgeable loans, the Company had the ability to obtain borrowings from the FHLB up to a maximum of $182,963 at December 31, 2022. Of this maximum borrowing capacity, the Company had $92,254 available to use as additional borrowings, of which $92,254 could be used for short term, cash management advances, as mentioned above.

Promissory notes, issued primarily by Ohio Valley, are due at various dates through a final maturity date of November 18, 2024, and have fixed rates ranging from 1.25% to 3.25% and a year-to-date weighted average cost of 1.35% at December 31, 2022, as compared to 1.23% at December 31, 2021. At December 31, 2022, there were six promissory notes payable by Ohio Valley to related parties totaling $2,376. See Note M for further discussion of related party transactions.  There were no promissory notes payable to other banks at December 31, 2022 and 2021, respectively.

Letters of credit issued on the Bank’s behalf by the FHLB to collateralize certain public unit deposits as required by law totaled $75,140 at December 31, 2022 and $68,380 at December 31, 2021.

Scheduled principal payments over the next five years:

	FHLB Borrowings	Promissory Notes	Totals
2023	$1,986	$1,607	$3,593
2024	1,693	769	2,462
2025	1,560	—	1,560
2026	1,434	—	1,434
2027	1,397	—	1,397
Thereafter	7,499	—	7,499
	$15,569	$2,376	$17,945